Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings per share

Note 10 – Earnings per share

The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In $ millions)	Six Months Ended June 30,
	2018	2017
Net loss	(477)	(78)
Less: Allocation to participating securities	—	—

Net loss available to shareholders	(477)	(78)

Effect of dilution	—	—

Diluted net loss available to shareholders	(477)	(78)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In millions)	Six Months Ended June 30,
	2018	2017
Basic earnings per share:
Weighted average number of common shares outstanding	504	504
Diluted earnings per share:
Weighted average number of common shares outstanding	504	504
Effect of dilutive share options (1)	—	—
Effect of dilutive convertible bonds	—	—

Weighted average number of common shares outstanding adjusted for the effects of dilution	504	504

Basic (loss)/income per share (US dollar)	(0.95)	(0.16)

Diluted (loss)/income per share (US dollar)	(0.95)	(0.16)

(1)	Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded our average share price during the calculation period.

Interests in the existing Seadrill common shares were extinguished under the plan of reorganization contemplated by the RSA. The plan provided holders of Seadrill Common stock with 2% of new Seadrill equity, subject to dilution by the primary structuring fee and an employee incentive plan. The RSA contemplated certain releases and exculpations and implementation of a customary equity-based employee incentive plan at the effective date.